Financial investments	3 Months Ended
Mar. 31, 2022
Financial investments [Abstract]
Financial investments
Note 8. - Financial investments
The detail of Non-current and Current financial investments as of March 31, 2022 and December 31, 2021 is as follows:

	Balance as of March 31, 2022	Balance as of December 31, 2021
	($ in thousands)
Fair Value through OCI (Investment in Ten West link)	15,959	14,459
Derivative assets (Note 9)	32,102	10,807
Other receivable accounts at amortized cost	70,883	71,342
Total non-current financial investments	118,944	96,608
Contracted concessional financial assets	182,145	188,912
Derivative assets (Note 9)	2,475	2,153
Other receivable accounts at amortized cost	1,296	16,314
Total current financial investments	185,916	207,379

Investment in Ten West Link is a 12.5% interest in a 114-mile transmission line in the U.S., currently under development.